INVESTMENTS IN INSURANCE CONTRACTS (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit responsive investment contracts, at contract value	$ 407,756	$ 335,562
Interest credited to participants in Stable Value Fund	5.00%	5.00%